Consolidated Statements of Changes of Shareholders’ (Deficit) Equity		Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Addition Paid-in capital HKD ($)	Addition Paid-in capital USD ($)	Accumulated other comprehensive (losses) income HKD ($)	Accumulated other comprehensive (losses) income USD ($)	Accumulated losses HKD ($)	Accumulated losses USD ($)	HKD ($)	USD ($)
BALANCE (in Dollars)		$ 8,775		$ 91,225		$ 1,970,738		$ (62,746,334)		$ (60,675,596)
BALANCE at Dec. 31, 2021		$ 8,775		91,225		1,970,738		(62,746,334)		(60,675,596)
BALANCE (in Shares) at Dec. 31, 2021 | shares	[1]	18,000,000	18,000,000
Net income								4,414,733		4,414,733
Foreign currency translation						(1,125,947)				(1,125,947)
BALANCE at Dec. 31, 2022		$ 8,775		55,091,225		844,791		(58,331,601)		(2,386,810)
BALANCE (in Shares) at Dec. 31, 2022 | shares	[1]	18,000,000	18,000,000
BALANCE (in Dollars)		$ 8,775		55,091,225		844,791		(58,331,601)		(2,386,810)
Net income										4,414,733
Forgiveness of related party balance				55,000,000						55,000,000
Foreign currency translation										(1,125,947)
BALANCE at Dec. 31, 2023										(2,386,810)
BALANCE (in Dollars)										(2,386,810)
Net income								8,063,331		8,063,331	$ 1,038,059
Proceeds from initial public offering		$ 1,131		50,994,645						50,995,776
Proceeds from initial public offering (in Shares) | shares	[1]	2,320,000	2,320,000
Foreign currency translation						154,174				154,174	19,848
BALANCE at Dec. 31, 2024		$ 9,906	$ 1,275	106,085,870	$ 13,657,308	998,965	$ 128,605	(50,268,270)	$ (6,471,448)	56,826,471	7,315,740
BALANCE (in Shares) at Dec. 31, 2024 | shares	[1]	20,320,000	20,320,000
BALANCE (in Dollars)		$ 9,906	$ 1,275	$ 106,085,870	$ 13,657,308	$ 998,965	$ 128,605	$ (50,268,270)	$ (6,471,448)	$ 56,826,471	$ 7,315,740

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.